Share Capital and Capital reserve	3 Months Ended
Mar. 31, 2020
Share Capital, Reserves and Other Equity Interest [Abstract]
Share Capital and Capital reserve	Share Capital and Capital reserve
Ordinary Shares

On January 2, 2020, the Company issued a share dividend of 6,421,074 ordinary shares calculated as 20% of the increase in the market price of our ordinary shares compared to 2018 dividend price of $16.7538 multiplied by Preferred Share Dividend Equivalent. The Dividend Price used to calculate the Annual Dividend Amount was $21.7289 (calculated based upon the volume weighted average price for the last ten consecutive trading days of 2019).

On March 13, 2020, the Company announced a share repurchase program to purchase up to an aggregate of $300 million of the Company’s ordinary shares. Acquisitions pursuant to the stock repurchase program may be made from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. After the announcement, in March 2020, the Company entered into a series of open-market repurchases. As of March 31, 2020, 4,653,700 ordinary shares at an average price of $16.58, for aggregate gross costs of $77.3 million (€71.1 million) had been repurchased and canceled. Directly attributed transaction costs of less than €0.1 million were incurred. The share repurchase program is still ongoing.

See Note 15 for further information on restricted shares granted as part of the 2016 Management Share Awards.

The following is the authorized share capital available to the Company:
•Unlimited number of Ordinary Shares with $nil nominal value issued at $10.00 per share
•Unlimited number of Founder Preferred Shares with $nil nominal value issued at $10.00 per share

	Shares		March 31, 2020	December 31, 2019
	March 31, 2020	December 31, 2019	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares	197,402,189	194,542,957	2,170.9	2,109.7
Founder Preferred Shares	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			2,181.5	2,120.3
Listing and share transaction costs			(25.0)	(24.9)
Total net share capital and capital reserve			2,156.5	2,095.4